Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2016	Jan. 31, 2016	Jan. 31, 2015
Property and equipment, Gross		$ 394,381	$ 390,079
Less: accumulated depreciation and amortization		(380,249)	(357,741)
Property and equipment	$ 9,712	14,132	32,338
Geology Equipment [Member]
Property and equipment, Gross		264,734	264,734
Vehicles and Transportation Equipment [Member]
Property and equipment, Gross		44,284	44,284
Office Furniture and Equipment [Member]
Property and equipment, Gross		$ 85,363	$ 81,061